WEISS TREASURY FUND
Weiss Treasury Only Money Market Fund
Weiss Intermediate Treasury Fund
Weiss Treasury Bond Fund
                                                               February 18, 1997

A LETTER FROM THE PRESIDENT

Dear Shareholder,

     I am pleased to send you the 1996 Annual Report for the period ended December 31, 1996, for Weiss Treasury Fund (the "Trust") consisting of Weiss Treasury Only Money Market Fund, Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund. Weiss Treasury Bond Fund had not yet commenced operations as the Trust ended its first fiscal year. This Annual Report is the first of many that we will provide to you in the years ahead.

     It is with great pleasure that we report our results for this short period of six months.

     The Trust began operations on June 28, 1996 and, from the beginning, both Funds were managed in a relatively conservative way. That is to say, even in the already stable environment of short- and intermediate-term Treasuries, a further layer of security was introduced by structuring the Funds with a short average-weighted maturity. This kept the portfolios liquid and gave us the freedom to move quickly should the direction of interest rates require that we do so.

     Weiss Intermediate Treasury Fund ended the year with an average weighted maturity of 3.98 years. Since the Fund's investment policies limit the dollar-weighted average portfolio maturity to between 3 and 10 years, the average weighted maturity is clearly on the short, less volatile end. This management decision resulted in an annualized total return of 6.82%. This is particularly gratifying compared to the 3.99% return of the Lehman Brothers Intermediate Treasury Index and the 1.85% return of Morningstar Government Bond-Treasury.

     Weiss Treasury Only Money Market Fund ended the year with an average weighted maturity of 41 days. This is somewhat shorter than the average in the industry. It reflects a commitment to high liquidity and a concern that a jump in short-term interest rates may be upon us in 1997. This approach produced an annualized total return of 4.67%, slightly below the industry average of 4.77%.

     The Trust will continue to adhere to the philosophy of investing for consistent returns without undue risk, which we believe will help produce positive long-term performance.

     If you have any questions concerning Weiss Treasury Only Money Market Fund or Weiss Intermediate Treasury Fund, please call upon a fund representative at
(800) 430-9617.

Sincerely,
[/s/ JOHN N. BREAZEALE]
John N. Breazeale
President and Chairman

                              WEISS TREASURY FUND

                    1996 Annual Portfolio Management Review

    For the fiscal year ended December 31, 1996, Weiss Treasury Only Money Market Fund produced an annualized total return of 4.67% compared to the IBC Money Market Digest average of 4.77%. This result is based on activity from June 28, 1996, commencement of Fund operations, to December 31, 1996.

    The short-term interest rate markets were fairly calm with most investment focus on higher risk securities. The Federal Reserve Bank apparently felt quite comfortable with slow growth in the economy and did little to change the monetary landscape.

    With inflation below 3% there was little concern about creeping prices. This view, while far from unanimous, was widely held by investment professionals and the financial press and led to strong stock and bond markets as the year progressed.

    Weiss Treasury Only Money Market Fund's average weighted maturity was kept fairly short, resulting in increased liquidity. This policy was implemented due to the concern over a potential jump in short-term interest rates.

    Weiss Intermediate Treasury Fund produced an annualized total return of 6.82% for the period ended December 31, 1996. This compares favorably with the Lehman Brothers Intermediate Treasury Index return of 3.99%. The strong total return resulted mainly from keeping maturities fairly short during a period of slightly rising interest rates. The average weighted maturity of the Fund at year end was 3.98 years, on the short end of the permitted 3-10 year range.

    We believe interest rates may move higher sometime in 1997 initiated by an anticipated increase in the inflation rate. We believe that foreign investors in US Treasury bonds will slow from their buying frenzy or begin to sell our debt. This would likely start a move to higher rates that could benefit Weiss Treasury Fund. As a result, it is likely that the maturities in both Funds will remain short until the opportunity to invest in higher yield instruments avails itself.

                                                    Weiss Money Management, Inc.

                     WEISS INTERMEDIATE TREASURY FUND CHART

                        WEISS INTERMEDIATE TREASURY FUND
                   AGGREGATE RETURN SINCE INCEPTION* 3.44%**

                JUNE    JULY    AUG      SEPT     OCT      NOV      DEC
Fund:          10,000   9,984   9,924   10,152   10,254   10,325   10,344

Index:         10,000  10,030  10,043   10,171   10,338   10,462   10,405

           Past performance is not predictive of future performance.

 * Inception date was June 28, 1996.
 + The Index is the Lehman Brothers Intermediate Treasury Index, an unmanaged index of U.S. Treasury securities with maturities from 1 to 10 years.
** Return figures assume the reinvestment of dividends and that recurring operating fees were applied.

WEISS TREASURY FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 1996

                                                               PAR (000)                 VALUE
                                                               ---------              -----------
US TREASURY OBLIGATIONS -- 100.10%
  US Treasury Bills
     4.92%, due 01/02/97.....................................   $ 1,000               $   999,862
     4.93%, due 01/02/97.....................................       400                   399,945
     4.97%, due 01/09/97.....................................     1,000                   998,896
     4.99%, due 01/16/97.....................................     1,500                 1,496,881
     4.94%, due 01/16/97.....................................       500                   498,971
     4.90%, due 01/23/97.....................................       300                   299,102
     4.96%, due 01/23/97.....................................     1,000                   996,969
     4.87%, due 02/13/97.....................................     1,500                 1,491,275
     4.81%, due 03/13/97.....................................     1,600                 1,584,822
     4.83%, due 03/27/97.....................................     1,000                   988,596
     4.93%, due 03/27/97.....................................       500                   494,180
     4.94%, due 03/27/97.....................................       900                   889,503
                                                                                      -----------
  Total US Treasury Obligations (Cost $11,139,002)                                     11,139,002
                                                                                      -----------

                                                                SHARES
                                                                -------
SHORT-TERM INVESTMENT -- 0.38%
  Temporary Investment Fund, Inc. --
     T-Fund Portfolio (Cost $42,221).........................    42,221                    42,221
                                                                                      -----------
TOTAL INVESTMENTS (COST $11,181,223*)                                      100.48%     11,181,223
LIABILITIES IN EXCESS OF OTHER ASSETS                                       (0.48)%       (53,901)
                                                                           ------     -----------
Net Assets (Equivalent to $1.00 per share based
  on 11,127,322 shares of capital stock outstanding)                       100.00%    $11,127,322
                                                                           ======     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($11,127,322 divided by 11,127,322 shares outstanding)                              $      1.00
                                                                                      ===========

------------
* Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

WEISS TREASURY FUND
WEISS INTERMEDIATE TREASURY FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 1996

                                                                PAR (000)                VALUE
                                                                ---------              ----------
US TREASURY OBLIGATIONS -- 98.07%
  US Treasury Notes
     5.125%, due 06/30/98.....................................   $    35               $   34,696
     9.125%, due 05/15/99.....................................       115                  122,891
     6.00%, due 08/15/99......................................       790                  789,739
     6.625%, due 07/31/01.....................................        65                   66,016
     6.25%, due 10/31/01......................................       700                  700,350
     7.50%, due 11/15/01......................................       850                  894,846
     15.75%, due 11/15/01.....................................        70                   97,851
                                                                                       ----------
  Total US Treasury Obligations (Cost $2,702,714)                                       2,706,389
                                                                                       ----------

                                                                 SHARES
                                                                 -------
SHORT-TERM INVESTMENT -- 1.46%
  Temporary Investment Fund, Inc. --
     T-Fund Portfolio (Cost $40,293)..........................    40,293                   40,293
                                                                                       ----------
TOTAL INVESTMENTS (COST $2,743,007*)                                         99.53%     2,746,682
OTHER ASSETS IN EXCESS OF LIABILITIES                                         0.47%        13,047
                                                                            ------     ----------
Net Assets (Equivalent to $10.01 per share based
  on 275,565 shares of capital stock outstanding)                           100.00%    $2,759,729
                                                                            ======     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($2,759,729 divided by 275,565 shares outstanding)                                   $    10.01
                                                                                       ==========

------------
* Aggregate cost for federal income tax purposes is substantially the same. The aggregate gross unrealized appreciation/(depreciation) for all securities is as follows:

     Excess of value over tax cost                      $11,211
     Excess of tax cost over value                       (7,536)
                                                        -------
                                                        $ 3,675
                                                        =======

See accompanying notes to financial statements.

WEISS TREASURY FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1996*

                                                                     WEISS               WEISS
                                                                 TREASURY ONLY       INTERMEDIATE
                                                               MONEY MARKET FUND     TREASURY FUND
                                                               -----------------     -------------
INVESTMENT INCOME:
  Interest...................................................      $ 136,202           $  49,018
                                                                   ---------           ---------
EXPENSES:
  Investment Advisory fee....................................         13,504               3,552
  Administration fees........................................         51,605              51,505
  Custodian fees.............................................          8,778               8,328
  Transfer Agent fees........................................         39,290              28,150
  Legal fees.................................................         21,780               9,990
  Audit fees.................................................         16,750               8,250
  Printing...................................................         18,719              12,684
  Insurance..................................................          7,903               3,893
  Trustees' fees.............................................          2,000               2,000
  Registration and filing fees...............................         22,128              19,473
  Amortization of organizational costs.......................          3,585               3,583
  Miscellaneous..............................................          1,625               1,500
                                                                   ---------           ---------
     Total Expenses..........................................        207,667             152,908
  Less: expenses waived and reimbursed.......................       (194,165)           (149,357)
                                                                   ---------           ---------
     Net Expenses............................................         13,502               3,551
                                                                   ---------           ---------
Net Investment Income........................................        122,700              45,467
                                                                   ---------           ---------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS:
  Net change in unrealized appreciation/
     (depreciation) on investments...........................             --               3,675
                                                                   ---------           ---------
Net increase in net assets resulting from operations.........      $ 122,700           $  49,142
                                                                   =========           =========

------------
* Commencement of operations was June 28, 1996.

See accompanying notes to financial statements.

WEISS TREASURY FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1996*

                                                                     WEISS               WEISS
                                                                 TREASURY ONLY       INTERMEDIATE
                                                               MONEY MARKET FUND     TREASURY FUND
                                                               -----------------     -------------
INCREASE IN NET ASSETS:
  Operations:
     Net investment income...................................     $   122,700         $    45,467
     Net change in unrealized appreciation/
       (depreciation) on investments.........................              --               3,675
                                                                  -----------          ----------
     Net increase in net assets resulting from operations             122,700              49,142
  Distributions:
     From net investment income..............................        (122,700)            (45,467)
  Capital share transactions:
     Net increase from capital share transactions............      11,093,988           2,722,721
                                                                  -----------          ----------
     Total increase in net assets............................      11,093,988           2,726,396
NET ASSETS
  Beginning of period........................................          33,334              33,333
                                                                  -----------          ----------
  End of Period..............................................     $11,127,322         $ 2,759,729
                                                                  ===========          ==========

------------
* Commencement of operations was June 28, 1996.

See accompanying notes to financial statements.

WEISS TREASURY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*
DECEMBER 31, 1996

                                                                     WEISS               WEISS
                                                                 TREASURY ONLY       INTERMEDIATE
                                                               MONEY MARKET FUND     TREASURY FUND
                                                               -----------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD:                               $  1.00             $ 10.00
                                                                    -------              ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income......................................          0.02                0.33
  Net realized and unrealized gain/(loss)
     on investments..........................................            --                0.01
                                                                    -------              ------
     Total from investment operations........................          0.02                0.34
                                                                    -------              ------
LESS DISTRIBUTIONS:
  From net investment income.................................         (0.02)              (0.33)
                                                                    -------              ------
NET ASSET VALUE, END OF PERIOD:                                     $  1.00             $ 10.01
                                                                    =======              ======
TOTAL RETURN.................................................          4.67%(3)            6.82%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................       $11,127             $ 2,760
Ratio of expenses to average net assets(1)...................          0.50%(3)            0.50%(3)
Ratio of net investment income to average net assets(2)......          4.54%(3)            6.39%(3)
Portfolio turnover...........................................           N/A                   0%

------------
(1) The annualized expense ratios before waivers and reimbursement of expenses for the period ended December 31, 1996 for Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund would have been 7.69% and 21.51%, respectively.
(2) The annualized net investment income/(loss) ratios before waivers and reimbursement of expenses for the period ended December 31, 1996 for Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund would have been (2.65)% and (14.62)%, respectively.
(3) Annualized.
* Commencement of operations was June 28, 1996.

See accompanying notes to financial statements.

WEISS TREASURY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

1.  FUND ORGANIZATION

Weiss Treasury Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995. The Trust is a series fund that is authorized to issue shares of beneficial interest in the following three investment funds: Weiss Treasury Only Money Market Fund, Weiss Intermediate Treasury Fund, and Weiss Treasury Bond Fund (individually, a "Fund" and collectively, the "Funds"). The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to each Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust.

Prior to commencement of operations on June 28, 1996, transactions in Weiss Treasury Only Money Market Fund, Weiss Intermediate Treasury Fund and Weiss Treasury Bond Fund had been limited to organization matters and the sale of 33,334, 3,333 and 3,333 shares of beneficial interest, respectively, to Weiss Money Management, Inc. ("the Manager"). As of the date of this report, Weiss Treasury Bond Fund had not commenced operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: Investment securities of Weiss Treasury Only Money Market Fund are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium. Investment securities of the Weiss Intermediate Treasury Fund are valued at market value using bid prices or, if market value cannot be readily obtained, at fair value as determined by the Board of Trustees or its designee. Debt securities held by the Funds that have maturities of less than sixty days are generally valued at amortized cost.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Net investment income for each Fund consists of all interest income accrued on the Funds' assets, less accrued expenses. Interest income for Weiss Treasury Only Money Market Fund is comprised of accrued interest, original issue and market discount earned less amortization of any market premium. Interest income for Weiss Intermediate Treasury Fund is comprised of accrued interest and original issue and market discount earned. Each Fund's expenses are also accrued daily.

Dividends and Distributions to Shareholders: Each Fund declares dividends daily from net investment income. Weiss Treasury Only Money Market Fund intends to pay accrued dividends on the last business day of each month. Weiss Intermediate Treasury Fund intends to pay distributions of taxable income quarterly, and to distribute any net capital gains realized annually before the Fund's fiscal year end on December 31. Each Fund may make an additional distribution of income and gains

WEISS TREASURY FUND
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 1996

if necessary to satisfy a calender year excise tax distribution requirement.

Federal Income Taxes: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Repurchase Agreements: The Funds may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 100.5% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral.

Organizational Costs: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations. All organization expenses are being amortized using the straight-line method over a period not to exceed five years from the date of commencement of operations.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Money Management, Inc. serves as the Investment Manager to the Funds. Under investment advisory agreements with each of the Funds, the Manager provides continuous advice and recommendations concerning each Fund's investments. The Funds have each agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of .50% of the average daily net assets with respect to Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund. The Manager may from time to time waive all or a portion of its fees payable by the Funds. Certain officers of the Manager serve as President, Secretary and Trustee to the Trust.

Weiss Funds, Inc., a registered broker-dealer and wholly-owned subsidiary of the Manager, serves as the Trust's Distributor.

PFPC Inc., ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for each Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. An officer of PFPC serves as Treasurer to the Trust.

PNC Bank, NA serves as the Custodian for the Funds' portfolio securities and cash.

For the period ended December 31, 1996, the Manager, Administrator, Transfer Agent and Custodian of Weiss Treasury Only Money Market Fund voluntarily waived fees totaling $13,504, $42,459, $15,285 and $6,368, respectively. For the Weiss Intermediate Treasury Fund, the Manager, Administrator, Transfer Agent and Custodian voluntarily waived fees totaling $3,552, $42,472, $15,290 and $6,371. In addition, the Manager has agreed to reimburse each Fund individually to the extent required to maintain expenses at no more than 0.50% of the average daily net assets. For the period ended December 31, 1996, the Manager agreed to reimburse

WEISS TREASURY FUND
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 1996

Weiss Treasury Only Money Market Fund and Weiss Intermediate Treasury Fund $116,549 and $81,672, respectively.

Dechert Price & Rhoads serves as legal counsel to the Trust. A partner of that firm serves as Assistant Secretary to the Trust.

Each Trustee receives an annual fee of $2,000 plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation from the Trust.

4.  NET ASSETS

At December 31, 1996, the Funds' net assets consisted of:

                   WEISS TREASURY
                        ONLY          WEISS INTERMEDIATE
                  MONEY MARKET FUND     TREASURY FUND
                  -----------------   ------------------
Paid in capital      $11,127,322          $2,756,054
Net unrealized
  appreciation/
  (depreciation)
  on investments              --               3,675
                     -----------          ----------
                     $11,127,322          $2,759,729
                     ===========          ==========

5.  PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 1996, purchases and sales of securities, other than short-term investments aggregated $2,701,763 and $0, respectively, for Weiss Intermediate Treasury Fund.

6.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value. Transactions in capital shares are summarized below.

WEISS TREASURY ONLY
MONEY MARKET FUND                  SHARES        VALUE
-------------------              ----------   -----------
Shares sold                      11,934,139   $11,934,139
Shares reinvested                    75,908        75,908
Shares repurchased                 (916,059)     (916,059)
                                 ----------   -----------
                                 11,093,988   $11,093,988
                                 ==========   ===========

WEISS INTERMEDIATE TREASURY
FUND                               SHARES        VALUE
---------------------------      ----------   -----------
Shares sold                         279,796   $ 2,798,622
Shares reinvested                       901         8,993
Shares repurchased                   (8,465)      (84,894)
                                 ----------   -----------
                                    272,232   $ 2,722,721
                                 ==========   ===========

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF WEISS TREASURY FUND:

We have audited the accompanying statements of net assets of Weiss Treasury Fund (the "Fund") (comprised of the Weiss Treasury Only Money Market Fund and the Weiss Intermediate Treasury Fund), as of December 31, 1996, and the related statements of operations, the statement of changes in net assets and the financial highlights for the period June 28, 1996 (commencement of operations) through December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian as of December 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Weiss Treasury Fund as of December 31, 1996, and the results of their operations, the changes in their net assets and their financial highlights for the period June 28, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles.



Coopers & Lybrand L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 31, 1997

BOARD OF TRUSTEES                               [THE WEISS TREASURY FUNDS LOGO]
         John N. Breazeale
           Chairman                             TREASURY ONLY MONEY MARKET FUND
         Esther S. Gordon                            INTERMEDIATE TREASURY FUND
         Robert L. Lehrer                                    TREASURY BOND FUND
         Martin D. Weiss
         Donald Wilk                                     ANNUAL REPORT TO
                                                           SHAREHOLDERS
OFFICERS                                                DECEMBER 31, 1996
         John N. Breazeale
           President
         Neal J. Andrews
           Treasurer
         Sharon A. Parker
           Secretary

INVESTMENT MANAGER
         Weiss Money Management, Inc.
         4176 Burns Rd.
         Palm Beach Gardens, FL 33410

ADMINISTRATOR
         PFPC Inc.
         103 Bellevue Parkway
         Wilmington, DE 19809

DISTRIBUTOR
         Weiss Funds, Inc.
         4176 Burns Road
         Palm Beach Gardens, FL 33410

TRANSFER AGENT
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

This report and the financial statements contained herein are submitted for the general information of shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.